SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENT [Abstract]
SUBSEQUENT EVENT
NOTE 17:-	SUBSEQUENT EVENTS

a.
On February 4, 2014 the Company's board of directors authorized a new program to repurchase up to $100,000 of the Company's issued and outstanding ordinary shares and ADRs. See Note 14d for further information related to the repurchase program.

b.
In accordance with the adoption of a dividend policy announced on February 13, 2013, as described on Note 14e, the Company announced on February 5, 2014 a declaration of a cash dividend of $0.16 per share for the fourth quarter of 2013 that was paid on March 4, 2014.